Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Equity

Note 9 - Equity

Common Stock and Preferred Stock

Jowell Global is established under the laws of the Cayman Islands on August 16, 2019 with 450,000,000 authorized Ordinary Shares and 50,000,000 authorized Preferred Shares. The Company initially had a total of 60,000,000 of its Ordinary Shares and a total of 750,000 of its Preferred shares issued and outstanding. On October 21, 2020, the Company issued 3,448,274 Ordinary Shares to three investors in a private placement transaction for aggregated proceeds of $10,000,000. On November 6, 2020, the Company effected a reverse stock split of its Ordinary Shares at a ratio of 1-for-3 pursuant to which all existing shareholders of record on that date surrendered an aggregate of 42,298,849 Ordinary Shares, or 66.67% of the then outstanding Ordinary Shares to the Company for no consideration. The shares surrendered were subsequently cancelled (“Reverse Split”). The Company believes it is appropriate to reflect the reverse split of its Ordinary Shares on a retroactive basis pursuant to ASC 260. Consequently, as of December 31, 2020 and 2019, 21,149,425 and 20,000,000 Ordinary Shares, and 750,000 and 750,000 Preferred Shares were issued and outstanding, respectively, with a par value of US$0.0001, giving effect to the above-mentioned reverse split. Each Preferred Share has voting rights equal to two Ordinary Shares of the Company and each Preferred Share is convertible into one Ordinary Share at any time. Except for voting rights and conversion rights, the Ordinary Shares and the Preferred Shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions. As a part of the Company’s recapitalization prior to completion of its initial public offering, the Company has retroactively applied all share and per share data for all the periods presented.

Additional Paid-in Capital

Shanghai Juhao’s initial registered capital was RMB 12 million (approximately $1.9 million) when it was established on July 31, 2012. On October 8, 2019, the Shareholders approved a resolution to increase the registered capital by RMB 16 million (approximately $2.3 million). The additional capital was fully funded before October 31, 2019 by its shareholders.

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital, which is RMB 14 million (approx. $2 million) as of December 31, 2019. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. As of December 31, 2020 and 2019, the balance of statutory reserve was $394,541 and $94,837, respectively.

Cash Dividends

In July 2019, the Shanghai Juhao’s Board of Directors approved and paid a cash dividend of RMB 10,659,339 (equivalent to $1,551,081) to its shareholder at the time of record, out of the retained earnings balance of Shanghai Juhao.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the VIE only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

As aforementioned in Note 8, Statutory Reserve, under PRC law, the Company’s subsidiary and VIE located in the PRC (collectively referred as the “PRC entities”) are required to provide for certain statutory reserves. Appropriations to certain statutory reserves are made at the discretion of the Board of Directors. However, these reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends. Therefore, these statutory reserves, along with the registered capital of the PRC entities are considered as restricted.

The restricted net assets that include paid in capital and statutory reserve funds amounted to $14,567,851 and $4,268,147 as of December 31, 2020 and 2019, respectively.